Commitments and Contingencies - Aggregate remaining future minimum payments under leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
2013	$ 618
2014	506
2015	439
2016	322
2017	222
Thereafter	76
Operating leases, future minimum payments receivable	$ 2,183